SIGNIFICANT ACCOUNTING POLICIES, Basic and Diluted Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [Abstract]
Net income attributable to owners of the Company		$ 370,163,706	$ 51,212,469	$ 219,157,465
Weighted average number of outstanding shares (in shares)	[1]	752,761,058	752,761,058	752,761,058
Basic earnings per share (in pesos per share)		$ 491.74	$ 68.03	$ 291.14
Diluted earnings per share (in pesos per share)		$ 491.74	$ 68.03	$ 291.14

[1]	The weighted average number of shares excludes treasury shares.